Income taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Current taxes
Current taxes	₨ 13,946		₨ 22,581	₨ 19,458
Deferred taxes expense/(benefit)
Deferred taxes expense/(benefit)	(1,595)		(3,042)	(3,272)
Income tax expense	12,351	$ 132	19,539	16,186
Domestic [member]
Current taxes
Current taxes	9,599		17,909	13,874
Deferred taxes expense/(benefit)
Deferred taxes expense/(benefit)	945		(1,074)	968
Foreign [member]
Current taxes
Current taxes	4,347		4,672	5,584
Deferred taxes expense/(benefit)
Deferred taxes expense/(benefit)	₨ (2,540)		₨ (1,968)	₨ (4,240)